Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

11.  Stockholders' Equity

Common Stock

        On October 1, 2010, the Company issued 61 million shares of common stock as consideration for part of the purchase price of Hewitt (See Note 4 "Acquisitions and Dispositions"). In addition, as part of the consideration, each outstanding unvested Hewitt stock option became fully vested and was converted into an option to purchase Aon common stock with the same terms and conditions as the Hewitt stock option. As of the acquisition date, there were approximately 4.5 million options to purchase Aon common stock issued to former holders of Hewitt stock options, of which 1.2 million remain outstanding and exercisable.

        In the fourth quarter of 2007, the Board of Directors increased the authorized share repurchase program to $4.6 billion. As of March 31, 2011, this program was fully utilized upon the repurchase of 118.7 million shares of common stock at an average price (excluding commissions) of $40.97 per share in the first quarter 2011, for an aggregate purchase price of $4.6 billion since inception of this stock repurchase program.

        In January 2010, the Board of Directors authorized a new share repurchase program under which up to $2 billion of common stock may be repurchased from time to time depending on market conditions or other factors through open market or privately negotiated transactions (2010 Share Repurchase Plan). In 2011, the Company repurchased 16.4 million shares, primarily through this program through the open market or in privately negotiated transactions at an average price (excluding commissions) of $50.39 per share. Shares may be repurchased through the open market or in privately negotiated transactions, including structured repurchase programs.

        Since the inception of its share repurchase program in 2005, Aon has repurchased a total of 128.3 million shares at an aggregate cost of $5.4 billion. As of December 31, 2011, Aon was authorized to purchase up to $1.2 billion of additional shares under the 2010 Share Repurchase Plan.

        In 2011, Aon issued 0.5 million shares of common stock in relation to the exercise of options issued to the former holders of Hewitt options as part of the Hewitt acquisition. In addition, Aon reissued 7.8 million shares of treasury stock for employee benefit programs and 0.6 million shares in connection with employee stock purchase plans. In 2010, Aon issued 2.2 million shares of common stock in relation to the exercise of options issued to former holders of Hewitt options as part of the Hewitt acquisition. In addition, Aon reissued 8.5 million shares of treasury stock for employee benefit programs and 0.4 million shares in connection with employee stock purchase plans. In 2009, Aon issued 1.0 million new shares of common stock for employee benefit plans. In addition, Aon reissued 8.0 million shares of treasury stock for employee benefit programs and 0.5 million shares in connection with employee stock purchase plans.

        In December 2010, Aon retired 40 million shares of treasury stock.

        In connection with the acquisition of two entities controlled by Aon's then-Chairman and Chief Executive Officer in 2001, Aon obtained approximately 22.4 million shares of its common stock. These treasury shares are restricted as to their reissuance.

Participating Securities

        Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities, as defined, and therefore, are included in computing basic and diluted earnings per share using the two class method. Certain of Aon's restricted stock awards allow the holder to receive a non-forfeitable dividend equivalent.

        Income from continuing operations, income from discontinued operations and net income, attributable to participating securities, were as follows (in millions):

	Year ended December 31,
	2011	2010	2009

Income from continuing operations	$13	$15	$15
Income from discontinued operations	—	—	3

Net income	$13	$15	$18

        Weighted average shares outstanding are as follows (in millions):

	Year ended December 31,
	2011	2010	2009

Shares for basic earnings per share (1)	335.5	293.4	283.2
Potentially issuable common shares	5.4	4.7	7.9

Shares for diluted earnings per share	340.9	298.1	291.1

(1)
Includes 7.6 million, 6.1 million and 6.9 million shares of participating securities for the years ended December 31, 2011, 2010, and 2009 respectively.

        Certain potentially issuable common shares, primarily related to stock options, were not included in the computation of diluted net income per share because their inclusion would have been antidilutive. The number of shares excluded from the calculation was 0.1 million in 2011 and 4.8 million in both 2010 and 2009.

Dividends

        During 2011, 2010, and 2009, Aon paid dividends on its common stock of $200 million, $175 million, and $165 million, respectively. Dividends paid per common share were $0.60 for each of the years ended December 31, 2011, 2010, and 2009.

Other Comprehensive Loss

        The components of other comprehensive loss and the related tax effects are as follows (in millions):

Year ended December 31, 2011	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(44)	$15	$(29)
Reclassification adjustment	25	(9)	16

Net change in derivative losses	(19)	6	(13)
Net foreign exchange translation adjustments	(46)	3	(43)
Net post-retirement benefit obligation	(593)	197	(396)

Total other comprehensive loss	(658)	206	(452)
Less: other comprehensive income attributable to noncontrolling interest	1	—	1

Other comprehensive loss attributable to Aon stockholders	$(659)	$206	$(453)

Year ended December 31, 2010	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(31)	$10	$(21)
Reclassification adjustment	(5)	2	(3)

Net change in derivative losses	(36)	12	(24)
Net foreign exchange translation adjustments	(92)	(43)	(135)
Net post-retirement benefit obligation	(76)	35	(41)

Total other comprehensive loss	(204)	4	(200)
Less: other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)

Other comprehensive loss attributable to Aon stockholders	$(202)	$4	$(198)

Year ended December 31, 2009	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative gains arising during the year	$11	$(4)	$7
Reclassification adjustment	10	(4)	6

Net change in derivative gains	21	(8)	13
Decrease in unrealized gains/losses	(17)	6	(11)
Reclassification adjustment	(2)	1	(1)

Net change in unrealized investment losses	(19)	7	(12)
Net foreign exchange translation adjustments	198	5	203
Net post-retirement benefit obligations	(583)	170	(413)

Total other comprehensive loss	(383)	174	(209)
Less: other comprehensive income attributable to noncontrolling interests	4	—	4

Other comprehensive loss attributable to Aon stockholders	$(387)	$174	$(213)

        The components of accumulated other comprehensive loss, net of related tax, are as follows (in millions):

As of December 31	2011	2010	2009

Net derivative losses	$(37)	$(24)	$—
Net unrealized investment gains (1)	—	—	44
Net foreign exchange translation adjustments	124	168	301
Net postretirement benefit obligations	(2,457)	(2,061)	(2,020)

Accumulated other comprehensive loss, net of tax	$(2,370)	$(1,917)	$(1,675)

(1)
Reflects the impact of adopting new accounting guidance which resulted in the consolidation of PEPS I effective January 1, 2010.

        The pretax changes in net unrealized investment losses, which include investments reported as available for sale, are as follows (in millions):

Years ended December 31	2011	2010	2009

Fixed maturities	$—	$—	$(3)
Other investments	—	—	(16)

Total	$—	$—	$(19)

        The components of net unrealized investment gains, which include investments reported as available for sale, are as follows (in millions):

As of December 31	2011	2010	2009

Other investments	$—	$—	$69
Deferred taxes	—	—	(25)

Net unrealized investment gains	$—	$—	$44